PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

12.	PROPERTY, PLANT AND EQUIPMENT

	Office equipment	Computer	Property	Machinery and Equipment- truck	Machinery and Equipment- System	Total
	HK$	HK$	HK$	HK$	HK$	HK$
COST
At March 31, 2024	169,958	20,995	-	63,000	33,181,644	33,435,597
Additions	-	6,898	-	-	-	6,898

At March 31, 2025	169,958	27,893	-	63,000	33,181,644	33,442,495
Additions	19,129	12,778	9,820,100		-	9,852,007

At March 31, 2026	189,087	40,671	9,820,100	63,000	33,181,644	43,294,502

DEPRECIATION
At March 31, 2024	78,602	2,700	-	54,600	15,333,568	15,469,470
Provided for the year	33,992	4,888	-	8,400	3,420,335	3,467,615

At March 31, 2025	112,594	7,588	-	63,000	18,753,903	18,937,085
Provided for the year	32,625	7,980	64,659	-	3,421,001	3,526,265

At March 31, 2026	145,219	15,568	64,659	63,000	22,174,904	22,463,350
CARRYING VALUES
At March 31, 2026	43,868	25,103	9,755,441	-	11,006,740	20,831,152

At March 31, 2025	57,364	20,305	-	-	14,427,741	14,505,410

At March 31, 2024	91,356	18,295	-	8,400	17,848,076	17,966,127

Basis of Valuation and Classification of Properties

When the ownership interests of properties include both leasehold land and building elements, the entire consideration is allocated between the leasehold and the building elements in proportion to the relative fair values at initial recognition. When the consideration cannot be allocated reliably between non-lease building element and undivided interest in the underlying leasehold land, the entire properties are classified as property, plant and equipment.

Impairment assessment of property, plant and equipment

For the year ended March 31, 2026, the Group has performed impairment assessment on property, plant and equipment with carrying amounts of HK$11,011,052, due to the Group was loss making during the year.

The recoverable amounts of the cash-generating units (“CGU”) have been determined based on their value in use. That calculation uses cash flow projections based on financial budgets approved by the management of the respective subsidiary covering the following 3 years with a pre-tax discount rate is 15.0% as at March 31, 2026. The Company estimates that the annual revenue for this CGU from 2027 to 2029 will be HK$5,400,000, which is based on the future business plan. Another key assumption for the value in use calculated is the budgeted gross margin, which is determined based on the cash-generating units’ past performance and management expectations.

Based on the value-in-use calculation, no impairment loss has been recognized against the carrying amounts of property, plant and equipment for the years ended March 31, 2026, 2025 and 2024.

The impairment assessment of property classified as property, plant and equipment was evaluated by the fair value less cost to sell method. With reference to the recent market transactions of similar properties, no impairment loss has been recognized against the carrying amounts of property for the year ended March 31, 2026.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)